SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful lives of class of asset

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%

Summary key financial information of income by segment

	For the six months ended June 30, 2025
	Bitcoin	International Automobile Trading
	Mining Business	Business	Total
Revenues	282,269,981	1,720,650	283,990,631
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	223,818,193	1,629,792	225,447,985
Cost of revenue (depreciation)	43,194,326	—	43,194,326
Provision for credit losses	1,209,459	—	1,209,459
Impairment loss from mining machines	256,856,570	—	256,856,570
Loss from change in fair value of receivable for bitcoin collateral	(51,715,376)	—	(51,715,376)
Interest expenses	3,363,606	—	3,363,606
Reportable segment income (loss) before income taxes	(194,456,797)	90,858	(194,365,939)
Reconciliations to income (loss) before income tax
General and administrative expense – staff cost			5,143,519
General and administrative expense – others			7,871,237
Interest income			(991,173)
Foreign exchange gain, net			7,988
Other income and expense, net			(148,898)
Net loss before income taxes from continuing operations			(206,248,612)

Summary key financial information of asset by segment

	As of June 30, 2025
	Bitcoin	International Automobile Trading
	Mining Business	Business	Total
Segment assets:
Current assets
Accounts receivable, net	2,193,224	—	2,193,224
Prepayments and other current assets, net	224,945,238	1,227,324	226,172,562
Receivable for bitcoin collateral, net	416,733,018	—	416,733,018
Non-current assets
Mining machines, net	357,168,857	—	357,168,857
Total segment assets from continuing operations	1,001,040,337	1,227,324	1,002,267,661

Reconciliations to total assets
Cash and cash equivalents			117,792,694
Deferred tax assets			2,269,174
Total assets from continuing operations			1,122,329,529

Summary revenue data by geographic area

	For the six months ended June 30, 2025
	Bitcoin	International Automobile trading
	Mining Business	Business	Total
British Virgin Islands	282,269,981	—	282,269,981
Others	—	1,720,650	1,720,650
Total	282,269,981	1,720,650	283,990,631

	As of June 30, 2025
	Bitcoin
	Mining Business	Total
Asia	38,181,277	38,181,277
North America	223,157,381	223,157,381
Africa	78,273,932	78,273,932
Others	17,556,267	17,556,267
Total	357,168,857	357,168,857

	As of December 31, 2024
	Bitcoin	Reconciled
	Mining Business	items	Total
Asia	37,289,109	249,841	37,538,950
North America	92,809,899	—	92,809,899
Africa	90,541,946	—	90,541,946
Others	22,165,759	—	22,165,759
Total	242,806,713	249,841	243,056,554

Schedule of discontinued operation

May 27, 2025
Consideration	351,941,519
Current assets of discontinued operations	375,714,681
Non-current assets of discontinued operations	73,787,748
Total assets of discontinued operations	449,502,429
Current liabilities of discontinued operations	12,919,408
Non-current liabilities of discontinued operations	6,261,781
Total liabilities of discontinued operations	19,181,189
Loss from disposal of discontinued operations	(78,379,721)
PRC withholding tax for indirect transfer of PRC assets	(32,646,978)
Release accumulated other comprehensive loss	(44,270,340)
Loss from disposal of discontinued operations after tax	(155,297,039)
Loss from discontinued operations from January 1, 2025 to May 27, 2025	(7,171,979)
Net loss from discontinued operations from January 1, 2025 to May 27, 2025	(162,469,018)

As of December 31, 2024
ASSETS
Current assets
Cash and cash equivalents	86,247,191
Restricted cash - current – others	1,481,477
Short-term investments	128,618,388
Accounts receivable, net	1,497,641
Finance lease receivables	2,833,899
Financing receivables	778,855
Short-term contract asset, net	4,619,614
Prepayments and other current assets, net	4,036,337
Total current assets of discontinued operations	230,113,402
Non-current assets
Restricted cash - non-current	39,377,146
Property and equipment, net	843,464
Intangible assets	6,497,283
Long-term contract asset	2,404,483
Finance lease receivables	1,275,359
Operating lease right-of-use assets	5,403,686
Other non-current assets	555,784
Total non-current assets of discontinued operations	56,357,205
TOTAL ASSETS OF DISCONTINUED OPERATIONS	286,470,607
LIABILITIES
Current liabilities:
Short-term lease liabilities	903,762
Accrued expenses and other current liabilities	13,723,267
Deferred guarantee income	1,614,910
Contingent risk assurance liabilities	4,273,071
Income tax payable	2,357
Total current liabilities of discontinued operations	20,517,367
Non-current liabilities:
Deferred tax liability	1,469,199
Long-term lease liabilities	5,075,071
Other non-current liabilities	2,619
Total non-current liabilities of discontinued operations	6,546,889
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS	27,064,256

	For the six months ended June 30,
	2024	2025
Revenues	15,150,985	1,143,723
Operating cost and expenses
Cost of revenue	7,690,781	2,350,868
Sales and marketing	1,042,389	89,138
General and administrative	7,450,761	4,328,419
Research and development	383,074	44,729
Net gain on contingent risk assurance liabilities	(3,497,158)	(1,073,370)
Net recovery on provision for credit losses	(17,894,343)	(2,366,384)
Total operating cost and expenses	(4,824,496)	3,373,400
Interest income	2,670,673	597,333
Net gain on equity securities	689,034	—
Foreign exchange gain (loss), net	68,281	(74,202)
Other income	583,226	1,762,390
Other expenses	(253,959)	(7,228,461)
Income (loss) from discontinued operations before tax	23,732,736	(7,172,617)
Income tax expenses (benefits)	(607,490)	638
Income (loss) from discontinued operations after tax	23,125,246	(7,171,979)

Net cash provided by (used in) discontinued operating activities	14,882,072	(14,407,658)
Net cash used in discontinued investing activities	(255,424,463)	(54,180,371)
Net cash used in discontinued financing activities	(5,406,024)	—

For the six month ended June 30, 2025
US$
Cash and cash equivalent deconsolidated	61,108,542
Proceeds from the disposal of subsidiaries	210,638,598
Proceeds from the disposal of subsidiaries, net of cash disposed	149,530,056